Segment Reporting - Summary of Business Sales Segmentation (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information [Line Items]
Total net sales	$ 47,542	$ 32,536	$ 119,092	$ 166,623	$ 112,310
Americas [Member]
Segment Information [Line Items]
Total net sales	31,280	23,913	81,453	122,396	88,689
EMEA [Member]
Segment Information [Line Items]
Total net sales	7,471	6,888	23,175	28,425	17,358
Asia Pacific [Member]
Segment Information [Line Items]
Total net sales	$ 8,791	$ 1,735	$ 14,464	$ 15,802	$ 6,263